Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Leases [Abstract]
Schedule of Future Minimum Lease Payments Under Operating Leases

Future minimum lease payments under operating leases that have initial non-cancelable lease terms in excess of one year at September 30, 2020 were as follows:

Total
Year Ended December 31,
2020 (excluding the six months ended September 30, 2020)	$15,000
2021	123,600
2022	127,300
2023	131,150
Thereafter	-
397,050
Less: Imputed interest	(50,889)
Operating lease liabilities	346,161

Operating lease liability – current	89,903
Operating lease liability - non-current	$256,258

Future minimum lease payments under operating leases that have initial noncancelable lease terms in excess of one year at December 31, 2019 were as follows:

Year Ended December 31,
2020	$120,000
2021	123,600
2022	127,300
2023	131,150
2024	45,033
Thereafter	-
547,083
Less: Imputed interest	(87,711)
Operating lease liabilities	$459,372

Schedule of Other Supplemental Information Under Operating Lease

The following summarizes other supplemental information about the Company’s operating lease as of September 30, 2020:

Weighted average discount rate	8%
Weighted average remaining lease term (years)	3.29

The following summarizes other supplemental information about the Company’s operating lease as of December 31, 2019:

Weighted average discount rate	8%
Weighted average remaining lease term (years)	4.50

Schedule of Future Minimum Lease Payments Under Finance Leases

At September 30, 2020, future minimum lease payments under the finance lease obligations, are as follows:

Total

2020 (excluding the six months ended September 30, 2020)	$26,633
2021	106,532
2022	78,379
2023	10,496
Thereafter	-
222,040
Less: Imputed interest	(27,365)
Finance lease liabilities	194,675

Finance lease liability	87,901
Finance lease liability - non-current	$106,774

At December 31, 2019, future minimum lease payments under the capital lease obligations, are as follows:

Year Ended December 31,
2020	$43,121
2021	43,121
2022	15,221
Thereafter	-
101,463
Less: Imputed interest	(13,558)
Finance lease liabilities	87,905

Finance lease liability	34,425
Finance lease liability – non-current	$53,480

Schedule of Finance Lease Assets

As of September 30, 2020 and December 31, 2020, finance lease assets are included in property and equipment as follows,

	September 30,	December 31,
	2020	2019
Finance lease assets	$267,284	$109,280
Accumulated depreciation	(67,763)	(17,672)
Finance lease assets, net of accumulated depreciation	$199,521	$91,608